RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS	3 Months Ended
Mar. 31, 2016
Recently Issued Accounting Pronouncements
RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

NOTE 3 – RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In April, 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2015-03, “Simplifying the Presentation of Debt Issuance Costs.” The new guidance requires debt issuance costs to be presented in the balance sheet as a direct deduction from the carrying value of the associated debt liability, consistent with the presentation of a debt discount.

The new guidance does not affect the recognition and measurement of debt issuance costs. The new guidance became effective during the first quarter of 2016 and was applied on a retrospective basis.

As of March 31, 2016 and December 31, 2015, $68,000 and $85,000, respectively were deducted from the carrying value of the “Current maturity of loan” in the condensed consolidated balance sheets.

In May 2014, the Financial Accounting Standards Board (the “FASB”) issued ASC 606, Revenue from contracts with customers. The objective of the new revenue standard is to provide a single, comprehensive revenue recognition model for all contracts with customers to improve comparability within industries, across industries, and across capital markets. The revenue standard contains principles that an entity will apply to determine the measurement of revenue and timing of when it is recognized. The underlying principle is that an entity will recognize revenue to depict the transfer of goods or services to customers at an amount that the entity expects to be entitled to in exchange for those goods or services, based on a five step model that includes the identification of the contract with the customer and the performance obligations in the contract, determination of the transaction price, allocation of the transaction price to the performance obligations in the contract and recognizing revenue when (or as) the entity satisfies a performance obligation. The revenue standard is effective for annual periods beginning on or after December 15, 2016.

On July 9, 2015, the FASB approved a one-year deferral of the effective date of Accounting Standards Update No. 2014-09, “Revenue from Contracts with Customers,” such that it is effective beginning on or after December 15, 2017 for public entities. Reporting entities may choose to adopt the standard as of the original effective date. The Company is currently evaluating the impact, if any, the adoption of this guidance will have on its consolidated financial statements.

On July 22, 2015, the FASB issued Accounting Standards Update No. 2015-11, “Simplifying the Measurement of Inventory,” which requires that inventory within the scope of the guidance be measured at the lower of cost and net realizable value. Inventory measured using last-in, first-out and the retail inventory method are not impacted by the new guidance. The new guidance will be effective for public business entities in fiscal years beginning after December 15, 2016, including interim periods within those years. Prospective application is required. Early adoption is permitted as of the beginning of an interim or annual reporting period. The Company is currently evaluating the impact of the standard on its consolidated financial statements.

In March 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) which simplifies certain aspects of the accounting for share-based payments, including accounting for income taxes, classification of awards as either equity or liabilities, classification on the statement of cash flows as well as allowing an entity-wide accounting policy election to either estimate the number of awards that are expected to vest or account for forfeitures as they occur. This ASU is effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. Early adoption is permitted in any annual or interim period for which financial statements have not yet been issued, and all amendments in the ASU that apply must be adopted in the same period. The Company is currently evaluating the new guidance to determine the impact it may have on its consolidated financial statements. In addition, the impact on the Company’s consolidated financial statements upon adoption is dependent on the Company’s share price at option expiration dates and restricted stock vesting dates.